ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net income attributable to shareholders of the Company	¥ 4,005,568	$ 580,753	¥ 5,764,513	¥ 3,495,709
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	59,157	8,577	(36,541)	(99,297)
Other comprehensive (loss) income	59,157	8,577	(36,541)	(99,297)
Total comprehensive income	4,064,725	589,330	5,727,972	3,396,412
Comprehensive income attributable to ordinary shareholders	4,083,330	592,027	5,745,184	3,397,309
360 Finance, Inc | Reportable legal entities
Net income attributable to shareholders of the Company	4,024,173	583,450	5,781,725	3,496,606
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	59,157	8,577	(36,541)	(99,297)
Other comprehensive (loss) income	59,157	8,577	(36,541)	(99,297)
Total comprehensive income	4,083,330	592,027	5,745,184	3,397,309
Comprehensive income attributable to ordinary shareholders	¥ 4,083,330	$ 592,027	¥ 5,745,184	¥ 3,397,309